Pension benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Consolidated Balance Sheet	Consolidated Balance Sheet position

(In US$ millions)	December 31, 2016	December 31, 2015
Accrued pension liabilities - Non-current liabilities	3	37
Less: Deferred tax (Asset)	(1)	(8)
Shareholders equity	2	29

Annual Pension Cost
Annual pension cost

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Service cost	7	12	13
Interest cost on prior years’ benefit obligation	3	4	7
Gross pension cost for the year	10	16	20
Expected return on plan assets	(4)	(3)	(6)
Administration charges	—	1	1
Net pension cost for the year	6	14	15
Social security cost	1	2	2
Amortization of actuarial gains/losses	1	3	2
Impact of settlement/curtailment funded status	(1)	—	—
Total net pension cost	7	19	19

Funded Status of the Defined Benefit Plan
The funded status of the defined benefit plan

(In US$ millions)	December 31, 2016	December 31, 2015
Projected benefit obligations at end of period	60	130
Plan assets at market value	(58)	(97)
Accrued pension liability exclusive social security	2	33
Social security related to pension obligations	1	4
Accrued pension liabilities	3	37

Change in Benefit Obligations
Change in projected benefit obligations

(In US$ millions)	December 31, 2016	December 31, 2015
Projected benefit obligations at beginning of period	130	186
Interest cost	3	4
Service cost	7	12
Benefits paid	(3)	(2)
Change in unrecognized actuarial gain	(28)	(20)
Settlement	(54)	(20)
Foreign currency translations	5	(30)
Projected benefit obligations at end of period	60	130

Change in Pension Plan Assets
Change in pension plan assets

(In US$ millions)	December 31, 2016	December 31, 2015
Fair value of plan assets at beginning of year	97	114
Estimated return	4	3
Contribution by employer	9	12
Administration charges	—	(1)
Benefits paid	(3)	(2)
Change in unrecognized actuarial loss	(1)	—
Settlement	(52)	(11)
Foreign currency translations	4	(18)
Fair value of plan assets at end of year	58	97

Assumptions Used in Calculation of Pension Obligations
Assumptions used in calculation of pension obligations

	Year ended December 31,
(In %)	2016	2015	2014
Rate of compensation increase at the end of year	2.50%	2.50%	2.75%
Discount rate at the end of year	2.10%	2.70%	2.30%
Prescribed pension index factor	1.20%	1.20%	1.20%
Expected return on plan assets for the year	3.00%	3.30%	3.20%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.25%	2.50%	2.50%

Weighted-Average Asset Allocation of Funds Related to Defined Benefit Plan
The weighted-average asset allocation of funds related to the Company’s defined benefit plan at December 31, was as follows:

Pension benefit plan assets

(In %)	December 31, 2016	December 31, 2015
Equity securities	7.1%	6.1%
Debt securities	54.7%	47.5%
Real estate	9.4%	14.7%
Money market	28.1%	25.2%
Other	0.7%	6.50%
Total	100.0%	100.0%

Expected Annual Pension Plan Contributions Under Defined Benefit Plans
The table below shows the Company’s expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2017-2026. The expected payments are based on the assumptions used to measure the Company’s obligations at December 31, 2016 and include estimated future employee services.

(In US$ millions)	December 31, 2016
2017	2
2018	2
2019	2
2020	2
2021	2
2022-2026	12
Total payments expected during the next 10 years	22